Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 22, 2014
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY CAPITAL PORTFOLIOS INC
Central Index Key	dei_EntityCentralIndexKey	0000908186
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	ACCP
Document Creation Date	dei_DocumentCreationDate	May 22, 2014
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2014
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
GLOBAL REAL ESTATE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement [Text Block]	ACCP_SupplementTextBlock
American Century Capital Portfolios, Inc. Prospectus Supplement Global Real Estate Fund

Supplement dated May 23, 2014 – Prospectus dated March 1, 2014

Replace all references to the FTSE EPRA/NAREIT Global Real Estate Index with FTSE EPRA/NAREIT Global Index in the performance chart and footnote on page 4.

Replace all references to the FTSE EPRA/NAREIT Global Real Estate Index with FTSE EPRA/NAREIT Global Index, part of the FTSE EPRA/NAREIT Global Real Estate Index Series on pages 3 and 6.